Income Tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) company	Dec. 31, 2024 USD ($) company	Dec. 31, 2024 HKD ($) company	Dec. 31, 2023 CNY (¥) company	Dec. 31, 2022 CNY (¥) company
Income tax
Taxable profit threshold	¥ 13,717,092	$ 1,879,234		¥ 11,662,526	¥ 9,039,275
Number of Companies' subsidiaries | company	8	8	8	6	3
Current and deferred portion of income tax expenses
Current tax expenses	¥ 2,552,819			¥ 1,780,818	¥ 1,388,714
Deferred tax expenses	292,542	$ 40,078		157,782	244,616
Total	¥ 2,845,361	$ 389,813		¥ 1,938,600	¥ 1,633,330
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Shenzhen Dayu International Logistics Co., Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)					10.00%
Preferential tax rates decreased income taxes				¥ 207,142
WFOE - Key Software Enterprise | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential statutory income tax rates					10.00%
Hong Kong
Income tax
Taxable profit threshold | $			$ 2
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%